ASSET ACQUISITION, Summary (Details) - Asia Freeport Holdings Pte. Ltd [Member] - USD ($) $ in Millions	Jun. 30, 2022	Jun. 17, 2022
Asset Acquisition [Abstract]
Percent of equity interests acquired		100.00%
Cash consideration	$ 6